Convertible Preferred Stock (Details) - shares	3 Months Ended						6 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares of Common Stock Received	66,426	425	8,009	4,400	2,517	3,334
Convertible Preferred Series A [Member]
Number of Convertible Preferred Series	132,200	12,750	240,250	132,000	75,500	100,000	166,056	385,200	307,500
Convertible Preferred Series A-1 [Member]
Number of Convertible Preferred Series	1,860,561